Nature of Business - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 Operation Segment Jurisdiction	Dec. 31, 2018 Segment	Apr. 30, 2018	Apr. 24, 2018
Nature Of Business [Line Items]
Number of jurisdictions Company holds licenses or approvals | Jurisdiction	22
Percentage of equity interests acquired				100.00%
Number of reportable segment | Segment	3	3
Number of major lines of operations | Operation	4
Australian Acquisition
Nature Of Business [Line Items]
Percentage of equity interests acquired	20.00%		80.00%